Cover	Feb. 22, 2024
Cover [Abstract]
Document Type	8-K
Document Period End Date	Feb. 22, 2024
Entity Registrant Name	TENNANT COMPANY
Entity Incorporation, State or Country Code	MN
Entity File Number	1-16191
Entity Tax Identification Number	41-0572550
City Area Code	763 540-1200
Local Phone Number	763 540-1200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.375 per share
Trading Symbol	TNC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000097134